SCHEDULE OF RETIREMENT AND SUPPLEMENTAL BENEFIT OBLIGATION IN CONSOLIDATED BALANCE SHEET (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
End of period/year	$ 47,745	$ 52,350
Less: net amount due within one year	(8,134)	(8,809)
Net amount due after one year	$ 39,611	$ 43,541